Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

2. Debt

In December 2019, NextNav entered into the Fortress Financing Agreement (“Agreement”) under which NextNav may borrow up to $100.0 million through a senior secured loan facility. An amendment to the Agreement (“First Amendment”) was entered into in January 2020, under which, related party investors were added as new lenders bringing the total commitment under the Agreement from $100.0 million to $105.3 million, $65 million of which is available to fund operations of NextNav with the rest available to fund costs incurred pursuant to the Fortress Financing Agreement, including legal and advisor costs, cash interest and paid-in-kind (“PIK”) interest.

In June 2021, NextNav entered into a second amendment (“Second Amendment”) to the Agreement. Under the terms of the Second Amendment, the amount available to fund the operations of NextNav was increased from $65.0 million to $80.0 million, with the remainder available to fund costs incurred pursuant to the Agreement, including legal and advisor costs and cash interest. The total amount committed under the Agreement is unchanged at $105.3 million.

Debt consists of the following:

	June 30, 2021	December 31, 2020
	(in thousands)
Senior secured loan, principal	$82,899	$63,964
Senior secured loan, paid-in-kind interest	1,423	3,554
Less unamortized discount and debt issuance costs	(8,236)	(8,647)
	$76,087	$58,871

Interest expense for the six months ended June 30, 2021 and 2020 was $5.4 million and $4.3 million, respectively.

Total amortized debt issuance costs is included in Interest expense on the Condensed Consolidated Statements of Comprehensive Loss. For the six months ended June 30, 2021 and 2020 total amortized debt issuance costs were $0.5 million and $0.3 million, respectively.

The fair value of the loan, which is designated as Level 3 in the fair value hierarchy, was $75.3 million and $59.1 million at June 30, 2021 and December 31, 2020, respectively.

5. Debt

Debt consists of the following:

	Year Ended December 31,
	2020	2019
	(in thousands)
Senior secured loan, principal	$63,964	$23,683
Senior secured loan, paid-in-kind interest	3,554	—
Less unamortized discount and debt issuance costs	(8,647)	(7,851)
	$58,871	$15,832

Convertible Bridge Notes

In 2018, NextNav issued general, unsecured convertible bridge notes (“the 2018 Notes”) totaling $14 million to related parties bearing interest at the rate of 8% per annum. In 2019, NextNav issued general, unsecured convertible bridge notes (“the 2019 Notes”) totaling $7 million to related parties bearing interest at the rate of 8% per annum.

The 2018 and 2019 Notes contained a mandatory conversion feature in the event of a Qualified Equity Financing of not less than $35 million and a per share price of not less than $3. The equity securities issued to the holders of the 2018 Notes shall be on the same terms and conditions as given to such other investors in the Qualified Equity Financing except that the equity securities issued under the 2018 Notes will have a two times preference amount and shall convert at discounts of either 15 or 25 percent. The equity securities issued to the holders of the 2019 Notes shall be on the same terms and conditions as given to such other investors in the Qualified Equity Financing except that the equity securities issued under the 2019 Notes will have a four times preference amount and shall convert at a discount of 25 percent.

The mandatory and optional conversion features embedded in the 2018 and 2019 Notes were bifurcated, valued and recorded as liabilities totaling $1.6 million at issuance in 2018 and $0.7 million at issuance in 2019, respectively.

In December 2019, $18.8 million of the 2018 and 2019 Notes and accrued interest was converted into 8,120,409 shares of Series D Preferred Stock as a condition of a financing agreement entered into with Fortress Credit Corporation (“the Fortress Financing Agreement”). The Series D Preferred Stock issued had a fair value of $785 thousand on the date of issuance. Additionally, NextNav repaid the remaining 2018 and 2019 Notes and accrued interest totaling $3.9 million, extinguishing the debt. In conjunction with the conversion and repayment of all the outstanding convertible bridge notes, the associated embedded derivative was settled. The value of the embedded derivative was $2.3 million at issuance and $0.4 million at the time of extinguishment resulting in a gain of $1.9 million in the Consolidated Statement of Comprehensive Loss for the year ended December 31, 2019.

The remaining $3.8 million of 2019 Notes were mandatorily convertible into loan commitments under the Fortress Financing Agreement in amounts equal to the outstanding principal and accrued interest. These Notes and accrued interest were repaid in December 2019 and the Fortress Financing Agreement was amended in January 2020 to reflect the conversion of the Notes into loan commitments under the Fortress Financing Agreement. Loans and warrants issued pursuant to the conversion of these Notes were made on the same economic terms and conditions, including with respect to priority and security, as those given to Fortress.

The Fortress Financing Agreement

In December 2019, NextNav entered into the Fortress Financing Agreement under which NextNav may borrow up to $100 million through a senior secured loan facility. An amendment to the agreement was entered into in January 2020, under which, related party investors were added as new lenders bringing the total commitment under the Fortress Financing Agreement from $100 million to $105.3 million, $65 million of which is available to fund operations of NextNav with the rest available to fund costs incurred pursuant to the Fortress Financing

Agreement, including legal and advisor costs, cash interest and paid-in-kind (“PIK”) interest. Debt issuance costs and debt discounts totaling $0.2 million and $6.8 million were incurred in 2020 and 2019, respectively. Additionally, the Company recorded a commitment fee asset of $1.4 million as of December 31, 2019. The Fortress Financing Agreement contains loan options of either a reference rate loan with an interest rate floor of 6% or a LIBOR rate loan with an interest rate floor of 5%. Added to the reference rate and LIBOR loans, respectively, are applicable margins of 6% and 7%, respectively, resulting in combined interest and applicable margin rates of at least 12% per annum on all loans made pursuant to the Fortress Financing Agreement. The loan facility matures in December 2026, with repayment of all amounts due under the facility due at that time. The fair value of the loan is $59.1 million and $23.7 million at December 31, 2020 and December 31, 2019, respectively.

In connection with the Fortress Financing Agreement, NextNav issued warrants to purchase 2,135,092 and 31,649,484 shares of Class A Common Units in 2020 and 2019, respectively, at $0.01 per Unit. The fair value of the warrants issued in 2020 was $0.2 million and was recorded as a discount on debt. The fair value of the warrants issued in 2019 was $3.5 million of which, $1.1 million was recorded as a discount on debt and $2.4 million was recorded as a commitment fee asset

As of December 31, 2020 and 2019 NextNav had borrowed $63.9 million and $23.7 million, respectively, against the loan facility. The total commitment fee asset balance was $0.6 million and $3.8 million at December 31, 2020 and 2019, respectively. The Fortress Financing Agreement contains financial covenants which set annual limits on capital expenditures beginning in 2019 and all direct and indirect selling expense and general and administrative expense beginning in 2020 along with setting minimum revenue requirements beginning December 2021. The Company is currently in compliance with all debt covenants in effect as of December 31, 2020. All of the Company’s assets are pledged as collateral under the terms of the agreement.